Commitments and contingencies - Summary of future minimum rental payments required under our operating lease arrangements (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 11,870	$ 6,401
2023	11,395	6,256
2024	10,222	5,844
2025	10,236	5,329
2026	10,473	5,196
Thereafter		16,954
Total	$ 99,172	$ 45,980